Employee Benefit Plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Employer contribution	$ 85,000	$ 35,000	$ 0